Loans and Allowance for Loan Losses - Credit Quality Indicators (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Credit Risk Profile by Internally Assigned Grade
Total Loans	$ 1,210,455	$ 1,170,520
Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	1,172,503	1,121,102
Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	16,110	16,981
Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	21,842	32,437
Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans
Residential 1-4 Family [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	332,432	341,977
Residential 1-4 Family [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	319,762	326,648
Residential 1-4 Family [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	9,460	9,969
Residential 1-4 Family [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	3,210	5,360
Residential 1-4 Family [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans
Multifamily [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	13,920	16,140
Multifamily [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	13,920	16,087
Multifamily [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans		53
Multifamily [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans
Multifamily [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans
Commercial Real Estate [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	526,258	469,757
Commercial Real Estate [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	507,769	452,350
Commercial Real Estate [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	5,308	5,699
Commercial Real Estate [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	13,181	11,708
Commercial Real Estate [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans
Construction [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	194,426	190,356
Construction [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	190,083	179,114
Construction [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	367	282
Construction [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	3,976	10,960
Construction [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans
Farmland [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	22,771	26,319
Farmland [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	22,324	23,253
Farmland [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	64	71
Farmland [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	383	2,995
Farmland [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans
Second Mortgages [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	10,511	12,477
Second Mortgages [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	9,135	11,123
Second Mortgages [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	665	477
Second Mortgages [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	711	877
Second Mortgages [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans
Equity Lines of Credit [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	34,185	36,260
Equity Lines of Credit [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	33,964	35,756
Equity Lines of Credit [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	174	295
Equity Lines of Credit [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	47	209
Equity Lines of Credit [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans
Commercial [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	29,444	30,545
Commercial [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	29,298	30,499
Commercial [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	26	32
Commercial [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	120	14
Commercial [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans
Agricultural [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	2,099	2,238
Agricultural [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	2,089	2,215
Agricultural [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	3	5
Agricultural [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	7	18
Agricultural [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans
Installment and Other [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	44,409	44,451
Installment and Other [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	44,159	44,057
Installment and Other [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	43	98
Installment and Other [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	207	296
Installment and Other [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans